SCHEDULE OF DISCONTINUED OPERATIONS OF ASSETS AND LIABILITIES (Details) - Youlife International Holdings Inc [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Current assets
Cash and bank equivalents			$ 496	¥ 3,525	¥ 120,980
Trade receivables, net			2,140	15,190	12,229
Prepayments, other receivables and other assets, net			5,026	35,686	8,322
Total current asset of discontinued operation			7,662	54,401	141,531
Property and equipment, net			2,532	17,974	20,205
Other intangible assets, net			1,376	9,774	15,910
Goodwill			2,777	19,713	19,713
Other non-current assets			39	279
Total non current assets of discontinued operation			6,724	47,740	55,828
Total assets of discontinued operation			14,386	102,141	197,359
Current liabilities
Contract liabilities			69	488	1,022
Trade and bills payables			1,902	13,505	9,399
Other payables and accruals			8,185	58,114	171,161
Interest- bearing bank and other borrowings					3,000
Tax payable			67	477	1,150
Total current liabilities of discontinued operation			10,223	72,584	185,732
Deferred tax liability			337	2,390	3,887
Deferred tax liability non-current			337	2,390	3,887
Total liabilities of discontinued operation			$ 10,560	¥ 74,974	¥ 189,619